Warrants (Details 1) - shares	3 Months Ended
	Feb. 29, 2020	Feb. 28, 2019
Outstanding, Beginning	23,740,290	26,533,624
Issued	0	0
Expired	0	0
Exercised	(1,616,667)	(2,643,334)
Outstanding, Ending	22,123,623	23,890,290
June 2016 Warrants
Outstanding, Beginning	277,478	277,478
Issued	0	0
Expired	0	0
Exercised	0	0
Outstanding, Ending	277,478	277,478
October 2017 Warrants
Outstanding, Beginning	181,818	181,818
Issued	0	0
Expired	0	0
Exercised	0	0
Outstanding, Ending	181,818	181,818
October 2017 Placement Agent Warrants
Outstanding, Beginning	18,181	18,181
Issued	0	0
Expired	0	0
Exercised	0	0
Outstanding, Ending	18,181	18,181
March 2018 Warrants
Outstanding, Beginning	441,666	441,666
Issued	0	0
Expired	0	0
Exercised	0	0
Outstanding, Ending	441,666	441,666
March 2018 Placement Agent Warrants
Outstanding, Beginning	44,166	44,166
Issued	0	0
Expired	0	0
Exercised	0	0
Outstanding, Ending	44,166	44,166
2018 Firm Warrants
Outstanding, Beginning	20,000,000	20,000,000
Issued	0	0
Expired	0	0
Exercised	0	0
Outstanding, Ending	20,000,000	20,000,000
2018 Pre-Funded Warrants
Outstanding, Beginning	1,616,667	4,410,001
Issued	0	0
Expired	0	0
Exercised	(1,616,667)	(2,643,334)
Outstanding, Ending	0	1,766,667
October 2018 Placement Agent Warrants
Outstanding, Beginning	1,160,314	1,160,314
Issued	0	0
Expired	0	0
Exercised	0	0
Outstanding, Ending	1,160,314	1,160,314